Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund), Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer Main Street Select Fund) | Class A
Bar Chart Table:
Annual Return 2002	(16.04%)
Annual Return 2003	40.56%
Annual Return 2004	12.66%
Annual Return 2005	6.84%
Annual Return 2006	14.88%
Annual Return 2007	3.57%
Annual Return 2008	(38.58%)
Annual Return 2009	31.88%
Annual Return 2010	16.83%
Annual Return 2011	(2.93%)